Commitments And Contingencies (Schedule Of Minimum Lease Payments Under Noncancelable Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 29, 2011
Commitments And Contingencies [Abstract]
2012	$ 2.3
2013	2.3
2014	2.4
2015	2.3
2016	2.3
Thereafter	7.2
Total	$ 18.8